Condensed Consolidated Interim Statements of Financial Position - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 697,780	$ 926,061
Amounts receivable	7,255,335	4,337,825
Prepaid expenses and deposits	1,626,349	962,812
Total current assets	9,579,464	6,226,698
Oil and gas properties, net	37,166,186	30,049,794
Property and equipment, net	731,453	741,727
Total assets	47,477,103	37,018,219
Current liabilities:
Accounts payable and accrued liabilities	18,432,797	10,600,080
RSU obligation	71,046	295,747
Loans payable	121,445	145,866
Lease liability	25,461	4,057
Total current liabilities	18,650,749	11,045,750
Asset retirement obligation	6,033,282	5,316,470
Loans payable		20,689
Convertible debt	9,937,255
Lease liability	154,620	4,552
Derivative liability		4,827
Total liabilities	34,775,906	16,392,288
Stockholders’ equity:
Share capital	65,270,617	64,750,270
Notes and amounts receivable for equity issued	(157,860)	(1,062,062)
Warrant and option reserve	6,826,761	5,682,869
Shares to be cancelled	7,645	7,645
Obligation to issue shares	260,454	94,210
Accumulated other comprehensive loss	(14,716,570)	(4,009,997)
Accumulated deficit	(44,789,850)	(44,837,004)
Total stockholders’ equity	12,701,197	20,625,931
Total liabilities and stockholders’ equity	$ 47,477,103	$ 37,018,219